CONVERTIBLE DEBENTURES	6 Months Ended
Jun. 30, 2026
Convertible Debentures
CONVERTIBLE DEBENTURES

12A. CONVERTIBLE DEBENTURES

As at June 30, 2026, the convertible debentures and unsecured convertible debenture consists of:

	Convertible debentures	Unsecured Convertible debentures	Total
	$	$	$
Balance at December 31, 2024	2,424,087	2,645,502	5,069,589
Fair Value	335,063	—	335,063
Amortization of OID	1,002,561	—	1,002,561
Conversion (d)	(800,000)	—	(800,000)
Accretion	422,853	—	422,853
Settlement (e)	(3,384,564)	—	(3,384,564)
Closing balance, as at December 31, 2025	—	2,645,502	2,645,502
		-	-
Closing balance, as at June 30, 2026		2,645,502	2,645,502

Unsecured convertible debentures

As at December 20, 2023, the Company extended the maturity date of the Convertible Debentures entered into in July 2022. The maturity date of the Convertible Debentures was extended to July 12, 2024 along with other terms of the original debenture which were amended.

The original debenture had an original issuance discount of 10% and this was increased to 16% paid upon maturity leading to a maturity value of $2,645,502. In addition, the principal amount is convertible into common shares of the Company at a fixed price of $120 at the option of the debenture holder during the term of the Convertible Debenture. Under the terms of the Convertible Debenture the principal amount is due one year from the date of closing and does not bear interest until the maturity date or an event of default occurs. The number and terms of warrants issued in conjunction with the original debenture, as well as all other terms of the debenture did not change.

The debenture value determined using the current value method which deducts the value of the conversion option from the maturity value was $2,273,353. On August 14, 2026 (See Note 19, Subsequent Events), the Company entered into a settlement and extinguishment agreement to fully repay this obligation.

The fair value of the conversion option on December 20, 2023 was estimated at $nil, which was derived using a Black-Scholes option pricing model.

12B. CONVERTIBLE DEBENTURES AND DERIVATIVES LIABILITIES

As at June 30, 2026, the unsecured convertible debentures and derivative liability consist of the following:

	Unsecured Convertible debentures	Derivative liability	Total
	$	$	$

Balance at December 31, 2024	1,706,926	—	1,706,926
Amortization of OID	415,840	—	415,840
Accretion	407,023	—	407,023
Effect of foreign exchange	(97,151)	—	(97,151)
Balance at December 31, 2025	2,432,637	—	2,432,637

Amortization of OID	205,225	—	205,225
Accretion	226,418	—	226,418
Effect of foreign exchange	102,150	—	102,150
Closing balance, as at June 30, 2026	2,966,430	—	2,966,430

On August 16, 2024, the Company issued unsecured convertible debentures in the principal amount of USD $2,194,772 (CAD $3,008,374) with an original issue discount equal to 25% of the purchase price. The debenture matures on August 16, 2026. Interest is accrued until the maturity date, at a rate of 15% per annum. The debenture value determined using the amortized cost using the effective interest method, with the carrying value accreted over time through interest expense was USD $1,594,729 (CAD $2,185,847). The principal amount is convertible, at the option of the debenture holder, into common shares of NuRAN at any time before the maturity date at a price of $67.50 per common share.

The fair value at December 31, 2025 was estimated at $nil, which was derived using a Black-Scholes option pricing model:

Share price	$2.50
Exercise price	$67.50
Time to maturity	0.58 years
Risk-free rate	2.58%
Expected volatility	41.91%
Dividend yield	Nil
Dilution factor	33.28%

The fair value as at June 30, 2026 was estimated at $nil, which was derived using a Black-Scholes option pricing model:

Share price	$7.90
Exercise price	$67.50
Time to maturity	0.08 years
Risk-free rate	2.74%
Expected volatility	17%
Dividend yield	Nil
Dilution factor	32.82%

The Company measured the conversion feature of convertible debentures at FVTPL and the conversion feature was classified as a derivative financial liability for the loan, which was denominated in a currency other than the Company’s functional currency (and therefore its exercise price is not fixed in the Company’s functional currency) and is convertible into a variable number of both common shares and warrants. The embedded derivative did not qualify as an equity instrument due to not meeting the “fixed for fixed” criteria of IAS 32 Financial instruments: Presentation. Therefore, the Company separated the embedded derivative from the host contract and accounted for each element separately. The embedded derivative was initially recognized at its fair value. The amount of change in the fair value of the derivative is presented in profit or loss.